Acqusitions - Narrative (Details) $ in Thousands, £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 01, 2016 USD ($) product	Jun. 01, 2016 GBP (£) product
Disclosure of detailed information about business combination [line items]
Impairment		$ 685,287	$ 1,129,181
Products Acquisition
Disclosure of detailed information about business combination [line items]
Number of products acquired | product					4	4
Cash purchase consideration paid					$ 30,677	£ 21
Purchase consideration payable					$ 9,691	£ 7
Acquired product rights and manufacturing processes
Disclosure of detailed information about business combination [line items]
Impairment		$ 625,694	$ 1,070,711	$ 0
Acquired product rights and manufacturing processes | Products Acquisition
Disclosure of detailed information about business combination [line items]
Impairment	$ 17,515